INCOME TAXES (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 03, 2011
Income taxes
Total income taxes expenses/(benefits)	$ 7,467	$ 5,129	$ 1,322
Tax rate (as a percent)	25.00%	25.00%	25.00%
Deferred tax assets
Allowance for doubtful accounts	470	265
Accrued payroll	180	232
Impairment of production Cost	456
Net operating losses carry forwards	467	540
Less: valuation allowance	(9)	(64)
Total current deferred tax assets	1,564	973
Property and equipment	4	78
Deferred income	262	218
American depositary reimbursement	60	146
Net operating losses carry forwards	4,621	3,705
Less: valuation allowance	(4,029)	(3,637)
Total non-current deferred tax assets	918	510
Deferred tax liabilities
Acquired intangible assets		23
Total non-current deferred tax liabilities		23
Xi'an Huitong
Income taxes
Preferential tax rate (as a percent)	15.00%
PRC
Income taxes
Current income taxes expenses/(benefits)	8,528	5,476	2,280
Deferred income taxes expenses/(benefits)	(1,104)	(249)	(1,111)
PRC | Group's subsidiary located in the PRC
Income taxes
Tax rate (as a percent)				25.00%
Hong Kong
Income taxes
Current income taxes expenses/(benefits)	1		153
Deferred income taxes expenses/(benefits)	$ 42	$ (98)
Tax rate (as a percent)	16.50%	16.50%	16.50%